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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009
                                              --------------

Check here if Amendment |_|: Amendment Number:
                                              --------------

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
         -----------------------------------------------

Form 13F File Number 28-4651
                        ----

     The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
       ------------------------------
Title: Investment Information Manager
       ------------------------------
Phone: 312-236-6300
       ------------------------------

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
-------------------------
(Signature)

Chicago, Illinois
-------------------------
(City, State)

5/11/2009
-------------------------
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.) NONE
                               ----
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                              Form 13F Summary Page

Report Summary:

Number of Other Included Manager:                0
                                        -----------
Form 13F Information Table Entry Total:          3
                                        -----------
Form 13F Information Table Value Total: $1,483,861
                                        -----------
                                        (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers: NONE
                                 ----
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                               13F HOLDINGS REPORT
                                    3/31/2009

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5      COLUMN 6        COLUMN 7        COLUMN 8
NAME OF                TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
ISSUER                 CLASS    CUSIP     (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
GENERAL DYNAMICS CORP  COM      369550108 1,387,669 33,365,441             Sole             33,365,441
MEDIS TECHNOLOGIES LTD COM      58500P107     1,043  2,370,285             Sole              2,370,285
MOODYS CORP            COM      615369105    95,149  4,151,345 SH          Sole              4,151,345

Total                                     1,483,861 39,887,071                              39,887,071